11. Derivative Liability (Details-Level 3) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 3,175,000	$ 0
Fair value of warrants issued	0	3,292,000
Mark to market net unrealized loss (gain)	(3,164,000)	1,566,000
Reclassification to additional paid in capital	0	(1,683,000)
Ending balance	$ 11,000	$ 3,175,000